Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Common stock, par value (in Dollars per share)		$ 0.0001
Common stock, shares authorized (in Shares)		500,000,000
Common stock, shares issued (in Shares)		56,000,000
Common stock, shares outstanding (in Shares)		56,000,000
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.009
Common stock, shares authorized (in Shares)	2,000,000,000
Common stock, shares issued (in Shares)	1,300,029
Common stock, shares outstanding (in Shares)	1,300,029
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.009
Common stock, shares authorized (in Shares)	200,000,000
Common stock, shares issued (in Shares)	166,667
Common stock, shares outstanding (in Shares)	166,667